INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
Components of inventory

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396